EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Investec Global Franchise Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 26, 2019 (SEC Accession No. 0001398344-19-007090), in interactive data format.